Customer Advances and Deferred Income - Summary of Customer Advances and Deferred Income (Detail) - RUB (₽) ₽ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information customer advances and deferred income [Abstract]
Customer advances	₽ 3,763	₽ 972
Unredeemed gift certificates	864	374
Upfront fees under ADS program	408
Loyalty points program	148	15
Ozon Premium	48	41
Total	5,231	1,402
Current	4,825	₽ 1,402
Non-current	₽ 406